DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS FOR BEAUTY BRANDS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,335	$ (118)	$ 0	$ 5,217		$ 577
Beauty Brands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations										1,159		4,910
Cost of Products Sold, Discontinued Operations										450		1,621
Selling, General and Administrative Expense, Discontinued Operations										783		2,763
Goodwill and Intangible Asset Impairment										0		48
Interest Expense, Discontinued Operations										14		32
Interest Income, Discontinued Operations										0		2
Disposal Group, Including Discontinued Operation, Other Income										16		9
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax										(72)		457
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period										(46)		(121)
Gain on Disposition of Business, Before Income Taxes										5,197		0
Discontinued Operation, Tax (Expense) Benefit from Provision for (Gain) Loss on Disposal										(138)	[1]	0
Net Earnings/(Loss) from Discontinued Operations							$ 5,300			$ 5,217		$ 336

[1]	The income tax benefit of the Beauty Brands divestiture represents the reversal of underlying deferred tax balances partially offset by current tax expense related to the transaction.